Derivatives - Derivatives Not Designated In Hedge (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022 [1]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	€ 1,429	€ 2,771	[1]	€ 8,843
Derivative liabilities	2,479	5,175	[1]	€ 7,138
Derivatives not designated as hedges - where Aegon bears the risk [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	1,171	2,392
Derivative liabilities	865	3,242
Derivatives not designated as hedges - where Aegon bears the risk [member] | Derivatives held as an economic hedge [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	1,171	2,392
Derivative liabilities	812	3,197
Derivatives not designated as hedges - where Aegon bears the risk [member] | Bifurcated embedded derivatives [member]
Disclosure of derivative financial instruments [Line Items]
Derivative liabilities	€ 53	€ 46

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.